Capital Stock - Additional Information (Details) $ / shares in Thousands			12 Months Ended
	Dec. 13, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) vote shares	Dec. 05, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 23, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 15, 2022 shares	Jul. 31, 2022 shares	Apr. 30, 2022 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Expense reversal to reflect reduction in estimated PSUs expected to vest | $										$ (8,400,000)
Employee SBC expense | $			$ 51,000,000.0		$ 33,400,000					$ 25,800,000
Risk free interest rate, share options granted			1.09%
Expected volatility, share options granted			43.00%
Option life, share options granted			7 years
Number of share options granted in share-based payment arrangement (in shares)			0				90,000.00	90		0
Performance period			3 years
DSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
Options
Disclosure of classes of share capital [line items]
Expiration period			10 years
Vesting period			4 years
PSUs
Disclosure of classes of share capital [line items]
Employee SBC expense | $			$ 12,300,000
Vesting period			3 years
Percentage of shares vested dependent on performance achievements (percent)			100.00%
TSR and Monte Carlo simulation premium			116.00%			109.00%				112.00%
Award requisite service period			3 years
RSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
Vesting period			3 years
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)			0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)			200.00%
SVS
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote			1
Conversion rate, numerator (in shares)			1
Number of shares issued (in shares)		106,100,000	103,000,000.0		106,100,000	106,100,000	106,100,000	106,100,000		110,500,000				110,200,000
Number of SVS repurchased for cancellation (in millions) (in shares)			3,140,000				4,370,000			6,200.0000
SVS | LTIP
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
Conversion rate, denominator (in shares)			1
Number of shares authorized (in shares)			29,000,000
Shares remaining in reserve for issuance (in shares)			9,900,000
SVS | CSUP
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
Conversion rate, denominator (in shares)			1
SVS | Top of range | ASPP
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)			700,000
SVS | 2020 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)									9,000,000
Accrual for repurchase of stock under automatic share purchase plan | $										$ 15,000,000.0
SVS | ASPP
Disclosure of classes of share capital [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)							2,000,000.0
SVS | 2021 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)				9,000,000
SVS | 2021 NICB ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $		$ 7,500,000			$ 7,500,000	$ 7,500,000	$ 7,500,000	$ 7,500,000
SVS | 2021 SBC ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $		$ 33,800,000			$ 33,800,000	$ 33,800,000	$ 33,800,000	$ 33,800,000
Stock repurchase program, number of shares remaining											3,000,000.0
SVS | 2021 SBC ASPP | Top of range
Disclosure of classes of share capital [line items]
Stock repurchase program, number of shares remaining			3,000,000
SVS | 2022 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)	8,800,000
Stock repurchase program, number of shares remaining			8,500,000
SVS | 2022 NCIB ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $			$ 0
Multiple voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote			25
Number of shares issued (in shares)		18,600,000	18,600,000		18,600,000	18,600,000	18,600,000	18,600,000		18,600,000				18,600,000
Number of SVS repurchased for cancellation (in millions) (in shares)			0				0			0
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			0
Other related parties | Mr. William A. Etherington | DSUs
Disclosure of classes of share capital [line items]
Award requisite service period		90 days
Number of shares owned (in shares)			475,000
Other related parties | Mr. Eamon Ryan | DSUs
Disclosure of classes of share capital [line items]
Number of shares owned (in shares)												260,000
Other related parties | Mr. Eamon Ryan | RSUs
Disclosure of classes of share capital [line items]
Number of shares owned (in shares)													30,000.00